Subsequent events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
On July 2, 2025, the CTV Windcat 58 was delivered.
On July 3, 2025, the Company entered into an agreement to sell the Capesize vessel Golden Zhoushan for a sale price of $22.1 million, less a 1% commission (see Note 12). The vessel is expected to be delivered to its new owner in the third quarter of 2025.
The purchase of eight vessels from SFL Corporation Ltd. en-bloc for an aggregate price of $112 million was finalized with the early delivery of the vessels between 8 and 10 July. At the same time, the Company fully drew down on a $90 million revolving credit facility to refinance its SFL finance lease obligations.
On July 24, 2025, the CSOV Windcat Rotterdam was delivered.
On August 19, 2025, Golden Ocean held a Special General Meeting to vote on the proposed merger. The merger was approved by shareholders holding 92.72% of the shares present or represented at the meeting. Dissenting shareholders may, within one month after the notice for the Special General Meeting has been given, apply to the Supreme Court of Bermuda to have the fair value of its shares appraised.
Golden Ocean has received correspondence from certain holders of Golden Ocean common shares stating their intention to exercise their rights as Dissenting Shareholders.
On  August 20, 2025, the merger was closed. Based on the Exchange Ratio and the current number of outstanding Golden Ocean common shares and ordinary shares in the Company, the Company issued
95,952,934 new ordinary shares by means of a capital increase by contribution in kind.
Upon completion of the Merger, CMB.TECH shareholders own 70% (or 67% excluding treasury shares) of the total issued share capital of CMB.TECH and Golden Ocean shareholders own 30% (or 33% excluding treasury shares) of the total issued share capital of CMB.TECH.
CMB.TECH remains listed on the New York Stock Exchange (“NYSE”) and Euronext Brussels under the ticker symbol ‘CMBT’. As of August 20, 2025, CMB.TECH is also listed on Euronext Oslo Børs under the ticker symbol ‘CMBTO’.
On August 25, 2025, the Company Entered into an agreement to sell the Suezmax Sofia (2010 - 165,000 dwt) for a net sale price of $40.1 million. The sale will generate a gain of approximately $20.4 million and is expected to be delivered to its new owner in the fourth quarter of 2025.